UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [X]; Amendment Number: 11
                                              ----

This Amendment (check only one):   [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RLH Management
Address:   152 West 57th Street, 38th Floor
           New York, NY  10019

13F File Number: 28-6874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard L. Haydon
Title:     Managing General Partner
           Phone:(212) 247-6507

Signature, Place, and Date of Signing:

      /s/ Richard L. Haydon         New York, NY
     ------------------------       [City, State]
     [Signature]

     [Date] August 10, 2000

Report Type (Check only one):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0
                                   ----------

Form 13F Information Table Entry Total:        28
                                        ---------------

Form 13F Information Table Value Total:     $ 16,034
                                             ----------
                                            (thousands)

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                            COLUMN 2           COLUMN 3           COLUMN 4         COLUMN 5
--------                            --------           --------           --------         --------

                                    TITLE OF
NAME OF ISSUER                      CLASS              CUSIP              VALUE            SHRS OR      SH/        PUT
--------------                      --------           -----              (x$1000)         PRN AMT      PRN        CALL
                                                                          --------         -------      ---        ----
ABERCROMBE & FITCH CO.                   CLA           002896 20 7            $122          10,000
AVISTA CORP                              COM           05379B 10 7          $1,193          68,400
BOGEN COMMUNICATIONS                     COM           097189 10 4            $139          18,900
INTL INC
CENDANT                                  COM           151313 10 3            $603          42,700
COLE NATIONAL CORP                       CL A          193290 10 3            $119          17,300
CONECTIV INC                             COM           206829 10 3            $731          47,000
CORAM HEATHCARE CORP                     COM           218103 10 9            $657       1,829,101
COVALENT CROUP INC                       COM           222815 10 2            $900         300,000
COYOTE NETWORK SYSTEMS INC               COM           22406P 10 8          $2,663         507,193
DEERE & CO.                              COM           244199 10 5            $370          10,000
FLOORING AMER INC                        COM           339756 10 8              $2          22,400
FRANCHISE FIN CORP AMER                  COM           351807 10 2            $690          30,000
GENERAL MOTORS CORP                      COM           370442 10 5            $290           5,000
GRIFFON CORP                             COM           398433 10 2            $366          65,825
KROLL O GARA CO                          COM           501050 10 8             $69          10,000
MARK IV INDS INC                         COM           570387 10 0            $877          42,000
MILESTONE SCIENTIFIC INC                 COM           59935P 10 0            $423         205,134
NOVELL INC                               COM           670006 10 5            $907          98,000
PIER ONE IMPORTS INC                     COM           720279 10 8            $146          15,000
PROECTION ONE INC                        COM           743663 30 4             $22          10,000
QUADRAMED CORP                           COM           74730W 10 1            $654         261,400
RGS ENERGY GROUP INC                     COM           74956K 10 4            $576          25,900
SUNRISE ASSISTED LIVING INC              COM           86768K 10 6            $722          39,000
TOYS R US INC                            COM           892335 10 0            $575          39,500
VANTAGEMED CORP                          COM           92208W 10 6             $27          15,000
WESTERN RES INC                          COM           959425 10 9          $1,586         102,300
WESTPOINT STEVENS INC                    COM           961238 10 2            $111          10,000
ZIPLINK INC                              COM           989741 10 3            $494          82,300


COLUMN 1                                   COLUMN 6           COLUMN 7                             COLUMN 8
--------                                   --------           --------                             --------
                                                                                               VOTING AUTHORITY
NAME OF ISSUER                             INVESTMENT
--------------                             DISCRETION         OTHER MANAGERS          SOLE           SHARED         NONE
                                           ----------         --------------          ----           ------         ----
ABERCROMBE & FITCH CO.                     SOLE                                        10,000
AVISTA CORP                                SOLE                                        68,400
BOGEN COMMUNICATIONS                       SOLE                                        18,900
INTL INC
CENDANT                                    SOLE                                        42,700
COLE NATIONAL CORP                         SOLE                                        17,300
CONECTIV INC                               SOLE                                        47,000
CORAM HEATHCARE CORP                       SOLE                                     1,829,101
COVALENT CROUP INC                         SOLE                                       300,000
COYOTE NETWORK SYSTEMS INC                 SOLE                                       507,193
DEERE & CO.                                SOLE                                        10,000
FLOORING AMER INC                          SOLE                                        22,400
FRANCHISE FIN CORP AMER                    SOLE                                        30,000
GENERAL MOTORS CORP                        SOLE                                         5,000
GRIFFON CORP                               SOLE                                        65,825
KROLL O GARA CO                            SOLE                                        10,000
MARK IV INDS INC                           SOLE                                        42,000
MILESTONE SCIENTIFIC INC                   SOLE                                       205,134
NOVELL INC                                 SOLE                                        98,000
PIER ONE IMPORTS INC                       SOLE                                        15,000
PROECTION ONE INC                          SOLE                                        10,000
QUADRAMED CORP                             SOLE                                       261,400
RGS ENERGY GROUP INC                       SOLE                                        25,900
SUNRISE ASSISTED LIVING INC                SOLE                                        39,000
TOYS R US INC                              SOLE                                        39,500
VANTAGEMED CORP                            SOLE                                        15,000
WESTERN RES INC                            SOLE                                       102,300
WESTPOINT STEVENS INC                      SOLE                                        10,000
ZIPLINK INC                                SOLE                                        82,300

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